Schedule of Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 18,102,500	$ 13,000,000
Net Amount	12,398,337
Indefinite Lived Intangible Assets Accumulated Amortization	2,564,163	1,401,937
Intangible Assets, Net	15,538,337	11,598,063
Trademarks and Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	3,140,000	3,140,000
Indefinite Lived Intangible Assets Accumulated Amortization
Intangible Assets, Net	3,140,000	3,140,000
Indefinite-lived Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	3,140,000	3,140,000
Indefinite Lived Intangible Assets Accumulated Amortization
Intangible Assets, Net	$ 3,140,000	$ 3,140,000
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life	15 years	15 years
Weighted Average Remaining Life	12 years 9 months 18 days	13 years 9 months 18 days
Gross Carrying Amount	$ 4,270,000	$ 4,270,000
Accumulated Amortization	624,223	339,556
Net Amount	$ 3,645,777	$ 3,930,444
Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life	7 years	7 years
Weighted Average Remaining Life	5 years 10 months 24 days	5 years 8 months 12 days
Gross Carrying Amount	$ 7,400,000	$ 3,800,000
Accumulated Amortization	1,330,476	697,619
Net Amount	$ 6,069,524	$ 3,102,381
Membership Network [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life	7 years	7 years
Weighted Average Remaining Life	4 years 8 months 12 days	5 years 8 months 12 days
Gross Carrying Amount	$ 1,740,000	$ 1,740,000
Accumulated Amortization	580,000	331,429
Net Amount	$ 1,160,000	1,408,571
License Agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life	7 years
Weighted Average Remaining Life	6 years 10 months 24 days
Gross Carrying Amount	$ 1,552,500
Accumulated Amortization	29,464
Net Amount	1,523,036
Finite-Lived Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	14,962,500	9,860,000
Accumulated Amortization	2,564,163	1,401,937
Net Amount	$ 12,398,337	$ 8,458,063
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life		2 years
Weighted Average Remaining Life		8 months 12 days
Gross Carrying Amount		$ 50,000
Accumulated Amortization		33,333
Net Amount		$ 16,667